Condensed Consolidated Statement of Financial Position (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 5,677	$ 5,240
Settlement Receivable, Allowance for Credit Loss, Current	$ 4,334	$ 5,197
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	62,390,318	61,719,443
Common Stock, Shares, Outstanding	60,714,503	61,719,443
Treasury stock share issue	1,675,815	0